Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 8,912,022	$ 7,841,306
Short-term investments	6,121,512	5,242,441
Accounts receivable	3,470,948	4,682,320
Inventories		586,221
Prepayments	108,820	81,247
Other current assets	504,633	273,682
Total Current Assets	19,117,935	18,707,217
Investments in non-marketable securities	1,216,556	1,089,960
Property and equipment, net	5,879,379	5,867,154
Intangible assets, net	10,045	12,177
Right-of-use assets	38,812	89,020
Deferred tax assets	44,262	119,425
Total Assets	26,306,989	25,884,953
Current Liabilities
Accounts payable	946,061	535,073
Advances from customers	747,279	203,787
Operating lease liabilities, current portion	27,588	33,685
Accrued expenses and other liabilities	623,664	757,885
Total Current Liabilities	2,344,592	1,530,430
Operating lease liabilities, noncurrent portion		23,832
Deferred tax liabilities	214,073	179,638
Total Liabilities	2,558,665	1,733,900
Commitments and Contingencies
Equity
Additional paid-in capital	29,081,287	29,059,063
Statutory reserve	1,391,350	1,419,190
Accumulated deficit	(8,896,690)	(7,959,276)
Accumulated other comprehensive loss	(1,333,134)	(1,706,460)
Total Zhongchao Inc. Shareholders’ Equity	20,268,203	20,837,907
Non-controlling interests	3,480,121	3,313,146
Total Equity	23,748,324	24,151,053
Total Liabilities and Equity	26,306,989	25,884,953
Class A Ordinary Share
Equity
Ordinary share value	24,840	24,840
Class B Ordinary Share
Equity
Ordinary share value	$ 550	$ 550